Derivative Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow hedges [Member] | Interest Rate Contract [Member]
Summary of effective portion of the gains (losses) recognized in other comprehensive income and the gains (losses) reclassified from other comprehensive income (Loss) into earnings
Gains (Losses) Recognized in Other Comprehensive Income (Loss)	$ (213)	$ (235)	$ 114
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	(138)	(148)	(209)
Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Summary of effective portion of the gains (losses) recognized in other comprehensive income and the gains (losses) reclassified from other comprehensive income (Loss) into earnings
Gains (Losses) Recognized in Other Comprehensive Income (Loss)	$ 34	$ (25)	$ (44)